CONVERTIBLE DEBT (Details Narrative)														2 Months Ended	3 Months Ended	12 Months Ended		23 Months Ended	24 Months Ended
	Dec. 21, 2020 USD ($) shares	Dec. 10, 2020 USD ($)	Dec. 07, 2020 USD ($)	Nov. 14, 2020 USD ($)	Nov. 12, 2020 USD ($)	Sep. 16, 2020 USD ($)	Dec. 20, 2019 USD ($)	Dec. 03, 2019 USD ($)	Nov. 20, 2019 USD ($)	Nov. 12, 2019 USD ($)	Nov. 04, 2019 USD ($)	Sep. 11, 2019 USD ($)	Jul. 25, 2019 USD ($)	Jun. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 23, 2021 USD ($)	Jun. 23, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 14, 2020 USD ($)	Jan. 10, 2020 USD ($)
Debt Instrument [Line Items]
Proceeds from issuance of debt																$ 508,918	$ 0
Loss on extinguishment of debt																202,588	$ (45,958)
Value of shares issued																$ 67,028
Warrant outstanding | shares														899,753		1,096,705	899,753
Minimum [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 2.4
Warrant outstanding | shares																147,492
Maximum [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 2.8
Measurement Input Expected Volatility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Measurement Input														55.87		78.55	55.87
Measurement Input Expected Volatility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Measurement Input														78.46		253.30	78.46
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Measurement Input														0.66		0.61	0.66
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Measurement Input														2.08		0.93	2.08
Measurement Input, Maturity [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Term																6 months	12 months
Convertible Debt [Member]
Debt Instrument [Line Items]
Principal amount																$ 712,023
Power Up Lending Group Ltd [Member]
Debt Instrument [Line Items]
Value of shares issued for conversion of convertible debt																$ 39,000	$ 64,000
Number of common stock issued | shares																264,970	76,265
Loss on extinguishment of debt																$ 32,778	$ 25,782
Accrued and unpaid interest																4,916
Power Up Lending Group Ltd [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Principal amount																39,000
Crown Bridge Partners L L C [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Principal amount														$ 3,615			$ 3,615
Number of common stock issued | shares																	20,000
Loss on extinguishment of debt																	$ 15,473
Morningview Financial L L C [Member] | Convertible Debt 8 [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt				$ 209,604
Morningview Financial L L C [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Principal amount																165,000
L A B R Y S F U N D L P [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Principal amount																146,850
Firstfire Global Opportunities Fund L L C [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Principal amount																165,000
First Fire Global Opportunities [Member]
Debt Instrument [Line Items]
Number of common stock issued | shares	1,500,000
Value of shares issued	$ 67,028
Securities Purchase Agreement [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Amortization of debt discount																138,399	$ 500,675
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd [Member] | Convertible Debt 1 [Member]
Debt Instrument [Line Items]
Principal amount											$ 53,000	$ 165,000	$ 103,000
Proceeds from issuance of debt											$ 47,350							$ 94,840	$ 143,500
Interest rate											6.00%		6.00%
Maturity date											Nov. 12, 2019	Sep. 18, 2019	Jul. 25, 2020
Description of conversion feature											The convertible note can be converted into shares of the Company’s common stock at 65% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.	The convertible note bears interest rate at 5% per annum and payable in one year. Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.	The convertible note can be converted into shares of the Company’s common stock at 65% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.
Value of shares issued for conversion of convertible debt																68,850
Loss on extinguishment of debt					$ 94,928	$ 15,346										$ 67,512
Number of shares issued for conversion of convertible debt | shares																4,125,000
Securities Purchase Agreement [Member] | Crown Bridge Partners L L C [Member] | Convertible Debt 2 [Member]
Debt Instrument [Line Items]
Principal amount										$ 165,000
Proceeds from issuance of debt										156,750
Securities Purchase Agreement [Member] | Crown Bridge Partners L L C [Member] | Convertible Debt 5 [Member]
Debt Instrument [Line Items]
Principal amount			$ 82,500
Loss on extinguishment of debt			$ 206,377
Debt issuance date			Nov. 12, 2019
Remaining principal balance amount			$ 22,500
Securities Purchase Agreement [Member] | Crown Bridge Partners L L C [Member] | Convertible Debt 5 [Member] | Yubao Liu [Member]
Debt Instrument [Line Items]
Remaining principal balance amount			$ 60,000
Securities Purchase Agreement [Member] | Morningview Financial L L C [Member] | Convertible Debt 1 [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt							$ 153,250
Securities Purchase Agreement [Member] | Morningview Financial L L C [Member] | Convertible Debt 6 [Member]
Debt Instrument [Line Items]
Principal amount							$ 165,000
Description of conversion feature							The convertible note bears interest rate at 5% per annum and due on November 20, 2020. Conversion price shall be equal to the lower of (i) $2.00 or (ii) 75% multiplied by the lowest traded price of the common stock during the twenty consecutive trading day period immediately preceding the date of the respective conversion.
Securities Purchase Agreement [Member] | B H P Capital N Y Inc [Member] | Convertible Debt 1 [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt								$ 95,500
Securities Purchase Agreement [Member] | B H P Capital N Y Inc [Member] | Convertible Debt 6 [Member]
Debt Instrument [Line Items]
Principal amount								$ 102,900
Description of conversion feature								The convertible note bears interest rate at 5% per annum and due on December 3, 2020. The convertible note can be converted into shares of the Company’s common stock at 75% of the average of the two lowest trading prices during the fifteen trading day prior to the conversion date.
Securities Purchase Agreement [Member] | B H P Capital N Y Inc [Member] | Convertible Debt 7 [Member]
Debt Instrument [Line Items]
Principal amount																					$ 139,121
Securities Purchase Agreement [Member] | L A B R Y S F U N D L P [Member] | Convertible Debt 1 [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt		$ 137,000
Securities Purchase Agreement [Member] | L A B R Y S F U N D L P [Member] | Convertible Debt 6 [Member]
Debt Instrument [Line Items]
Principal amount		$ 146,850
Description of conversion feature		The conversion price shall be equal to 75% multiplied by the lesser of the lowest closing bid price or lowest traded price of the Common Stock during the twenty (20) consecutive trading day period immediately preceding the date of the respective conversion.
Securities Purchase Agreement [Member] | L A B R Y S F U N D L P [Member] | Convertible Debt 8 [Member]
Debt Instrument [Line Items]
Principal amount																$ 146,850
Loss on extinguishment of debt																$ 128,018
Number of shares issued for conversion of convertible debt | shares																4,012,478
Tranche Agreement [Member] | Crown Bridge Partners L L C [Member] | Convertible Debt 2 [Member]
Debt Instrument [Line Items]
Principal amount										55,000
Securities Purchase Agreement Amendment [Member] | B H P Capital N Y Inc [Member] | Convertible Debt 7 [Member]
Debt Instrument [Line Items]
Debt instrument periodic payment principal														$ 91,789	$ 91,789
Description of installment payment terms															4
Debt Instrument, Periodic Payment															$ 92,748
Convertible Promissory Note [Member] | Crown Bridge Partners L L C [Member] | Convertible Debt 9 [Member]
Debt Instrument [Line Items]
Principal amount										$ 55,000
Description of conversion feature										after the date of issuance hereof to purchase from the Company up to 22,916 shares of common stock. Exercise price shall be $2.80, and the warrants can be exercised within 5 years which is before November 12, 2024.
Remaining principal balance amount																				$ 82,500
Convertible Promissory Note [Member] | Morningview Financial L L C [Member] | Convertible Debt 8 [Member]
Debt Instrument [Line Items]
Principal amount									$ 165,000
Description of conversion feature									after the date of issuance hereof to purchase from the Company up to 68,750 shares of common stock. Exercise price shall be $2.80, and the warrants can be exercised within 5 years which is before November 20, 2024.
Convertible Promissory Note [Member] | L A B R Y S F U N D L P [Member] | Convertible Debt 8 [Member]
Debt Instrument [Line Items]
Principal amount																						$ 146,850
Convertible Promissory Note [Member] | Firstfire Global Opportunities Fund L L C [Member] | Convertible Debt 8 [Member]
Debt Instrument [Line Items]
Description of conversion feature												In connection with the issuance of the $165,000 convertible promissory note on September 11, 2019, FirstFire Global Opportunities Fund, LLC is entitled, upon the terms and subject to the limitations on exercise and the conditions set forth in the agreement, at any time on or after the date of issuance hereof to purchase from the Company up to 68,750 shares of common stock. Exercise price shall be $2.40, and the warrants can be exercised within 5 years which is before September 11, 2024.